Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended	12 Months Ended
	Mar. 20, 2025	Aug. 15, 2022	Aug. 19, 2019	Apr. 30, 2024	Mar. 31, 2024	Aug. 31, 2023	Jul. 31, 2023	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 11, 2025	Mar. 31, 2025	Mar. 26, 2025	Jan. 31, 2025	Jul. 31, 2024	Jul. 10, 2024	Jan. 31, 2024	Sep. 30, 2023	Aug. 01, 2023	Dec. 31, 2022	Jul. 31, 2022
Stockholders equity														$ (71,771)	$ (3,947)
Titan Pharmaceuticals Inc [Member]
Aggregate severance payments		$ 400,000
Settlement expenses				$ 1,200,000
Conversion of stock, shares converted					54,132
Cash, FDIC insured amount									$ 250,000			$ 250,000
Cash and cash equivalents									0	$ 0		0
Rent expense								$ 32,000	64,000	128,000
Asset sale description						we entered into an Amendment to the Asset Purchase Agreement, pursuant to which Fedson agreed to purchase our ProNeura Assets for a purchase price of $2.0 million, consisting of (i) $500,000 in readily available funds, paid in full on the Closing Date, (ii) $500,000 in the form of the Cash Note and (iii) $1,000,000 in the form of the Escrow Note. We will also be eligible to receive potential milestone payments of up to $50 million on future net sales of the products and certain royalties on future net sales of the products. As further consideration, Fedson assumed all liabilities related to a pending employment claim against us. On the Closing Date, Fedson delivered a written guaranty by a principal of Fedson of all of Fedson’s obligations under both the Cash Note and Escrow Note. The Cash Note included provisions, which Fedson has exercised, allowing Fedson to extend the maturity date of the Cash Note to November 1, 2023, and again to December 1, 2023, upon payment of $5,000 for each extension. The Cash Note and Escrow Note were paid in December 2023 and January 2024, respectively. We received the funds from the escrow account in February 2024.
Stockholders equity					$ 6,087,000			$ 6,087,000	$ 2,440,000	$ 6,642,000		1,877,000	$ 2,500,000							$ 1,363,000
Cash												$ 1,900,000						$ 5,000,000.0
Titan Pharmaceuticals Inc [Member] | Subsequent Event [Member]
Stockholders equity											$ 2,500,000
Titan Pharmaceuticals Inc [Member] | Mr. Chay [Member]
Base salary	$ 60,000
Titan Pharmaceuticals Inc [Member] | Pro Neura [Member]
Asset sale description						we entered into an Amendment to the Asset Purchase Agreement, pursuant to which Fedson agreed to purchase our ProNeura Assets for a purchase price of $2.0 million, consisting of (i) $500,000 in readily available funds, paid in full on the Closing Date, (ii) $500,000 in the form of the Cash Note and (iii) $1,000,000 in the form of the Escrow Note. We will also be eligible to receive potential milestone payments of up to $50 million on future net sales of the products and certain royalties on future net sales of the products. As further consideration, Fedson assumed all liabilities related to a pending employment claim against us. On the Closing Date, Fedson delivered a written guaranty by a principal of Fedson of all of Fedson’s obligations under both the Cash Note and Escrow Note. The Cash Note included provisions, which Fedson has exercised, allowing Fedson to extend the maturity date of the Cash Note to November 1, 2023 and again to December 1, 2023 upon payment of $5,000 for each extension. The Cash Note and Escrow Note were paid in December 2023 and January 2024, respectively. We received the funds from the escrow account in February 2024	we entered into an asset purchase agreement (the “Asset Purchase Agreement”) with Fedson, Inc., a Delaware corporation (“Fedson”), for the sale of the ProNeura Assets. Our addiction portfolio consisted of the Probuphine and Nalmefene implant programs. The ProNeura Assets constituted only a portion of our assets. In August 2023, we entered into an Amendment and Extension Agreement (the “Amendment”) to the Asset Purchase Agreement, pursuant to which Fedson agreed to purchase our ProNeura Assets for a purchase price of $2.0 million, consisting of (i) $500,000 in readily available funds, paid in full on the Closing Date, (ii) $500,000 in the form of a promissory note due and payable on October 1, 2023 (the “Cash Note”) and (iii) $1,000,000 in the form of a promissory note due and payable on January 1, 2024 (the “Escrow Note”). We will also be eligible to receive potential milestone payments of up to $50 million on future net sales of the products and certain royalties on future net sales of the products. As further consideration, Fedson assumed all liabilities related to a pending employment claim against us. On the Closing Date, Fedson delivered a written guaranty by a principal of Fedson of all of Fedson’s obligations under both the Cash Note and Escrow Note. The Cash Note included provisions, which Fedson has exercised, allowing Fedson to extend the payment of the Cash Note to November 1, 2023, and again to December 1, 2023 upon payment of $5,000 for each extension. The Cash Note and Escrow Note were paid in December 2023 and January 2024, respectively. We received the funds from the escrow account in February 2024.
Titan Pharmaceuticals Inc [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life									3 years
Titan Pharmaceuticals Inc [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life									5 years
Titan Pharmaceuticals Inc [Member] | Series AA Preferred Stock [Member]
Conversion of stock, shares converted			150,087
Outstanding shares percentage			47.40%
TALENTEC SDN. BHD. [Member]
Stockholders equity							$ (242,482)							$ 1,004,390	$ 679,813		$ (175,785)		$ (242,482)		$ (255,132)
TALENTEC SDN. BHD. [Member] | Keda Pte Ltd [Member]
Business combination owned percentage														100.00%	100.00%
Talen Tec and Titan [Member] | Titan Pharmaceuticals Inc [Member] | Director [Member]
Ownership interest by Activist			79.89%
Talen Tec and Titan [Member] | Titan Pharmaceuticals Inc [Member] | Officer [Member]
Ownership interest by Activist			20.11%
David Lazar [Member] | Activist Investing LLC [Member] | Titan Pharmaceuticals Inc [Member]
Ownership interest by Activist																					25.00%
Chairman of the Board and Chief Executive Officer [Member] | Talen Tec [Member] | Titan Pharmaceuticals Inc [Member]
Ownership interest by Activist			47.40%
Directors [Member] | Talen Tec and Titan [Member] | Titan Pharmaceuticals Inc [Member]
Ownership interest by Activist			86.70%
Officers [Member] | Talen Tec and Titan [Member] | Titan Pharmaceuticals Inc [Member]
Ownership interest by Activist			13.30%